Securities (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Other-than-temporary impairment, [Abstract]
Total losses	$ (94)	$ (946)
Losses recorded in (reclassified from) other comprehensive income	(6)	368
Credit losses recognized in income	$ (100)	$ (578)